Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories	Note 6 - Inventories
	December 31
	2010	2011
	US$ thousands
Raw materials and components	3,266	3,885
Products in process	3,980	5,246
Finished products	894	2,042
	8,140	11,173